Average Annual Total Returns	12 Months Ended	37 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	9.57%
Grizzle Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.46%	11.08%
Performance Inception Date		Dec. 16, 2021
Grizzle Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.71%	10.71%
Grizzle Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.68%	8.54%